ORGANIZATION AND BUSINESS ACTIVITY	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS ACTIVITY

NOTE 1 – ORGANIZATION AND BUSINESS ACTIVITY

We were formed under the name Retrospettiva, Inc. in November 1990 to manufacture and import textile products, including both finished garments and fabrics.  We were inactive until following a series of events in December 2016 and March 2017.  On December 15, 2016, our then principal stockholders sold their outstanding common stock to Fred W. Wagenhals, who is our Chairman of the Board, President, Chief Executive Officer, and largest stockholder.  On the same date, Mr. Wagenhals became the sole officer and director of our company; we changed our name to AMMO, Inc., changed our trading symbol to POWW, changed our state of incorporation from California to Delaware, engaged in a 1-for-25 reverse stock split, and increased our authorized Common Stock to 100,000,000 shares of Common Stock.

Our principal stockholder organized another company ("AIP"), which immediately began to take steps to commence its ammunition business.  On March 17, 2017, we entered into a Share Exchange Agreement with the stockholders of AIP that resulted in our acquisition of all the shares of common stock of AIP for 604,371 shares of our common stock and our succession to the ammunition business of AIP.

AIP entered into a licensing and endorsement agreement with Jesse James, a well-known motorcycle and gun designer in October 2016, and a license and endorsement agreement with Jeff Rann, a well-known wild game hunter, guide, and spokesman for the firearm and ammunition industry, in February 2017; received a Federal Firearms License from the Bureau of Alcohol, Tobacco, and Explosives in February 2017; purchased an ammunition manufacturing facility in Payson, Arizona in March 2017; built a management team; and otherwise prepared itself to participate in the ammunition industry.